NATURE OF OPERATIONS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
NATURE OF OPERATIONS [Abstract]
Deficit accumulated during the exploratory stage	$ (250,613)	$ (200,787)	$ (31,726)
Cost of mining equipment	46,626	51,960	50,833
Cost of mining concessions	$ 12,685	$ 13,138	$ 12,095